Maintenance Rights Intangible and Lease Premium (Maintenance rights intangible and lease premium)	12 Months Ended
Dec. 31, 2014
Maintenance rights intangible and lease premium
Maintenance Rights Intangible and Lease Premium
Maintenance Rights Intangible and Lease Premium

6. Maintenance Rights Intangible and Lease Premium

        Maintenance rights intangible and lease premium consisted of the following at December 31, 2014:

Successor
(Dollars in thousands)	December 31, 2014
Maintenance rights intangible	$3,809,456
Lease premium	92,281

$3,901,737

        Movements in the Maintenance rights intangible during the period beginning February 5, 2014 and ending December 31, 2014 were as follows:

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Maintenance rights intangible, net at beginning of period	$—
AerCap Transaction	3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentives	(32,220)
Other	(2,803)

Maintenance rights intangible, net at end of period	$3,809,456

        The following table presents details of Lease premium and related accumulated amortization at December 31, 2014:

	Successor
	December 31, 2014
(Dollars in thousands)	Weighted-Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net
Lease premium	5.6	$106,743	$(14,462)	$92,281

        Lease premiums that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the table above.

        Amortization expense for Lease premium for the period beginning February 5, 2014 and ending December 31, 2014 was $14.5 million.

        The estimated amortization expense for Lease premium for the next five years is as follows:

(Dollars in thousands)
2015	$21,788
2016	19,600
2017	13,633
2018	11,220
2019	10,466